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             Advisor Class Shares                 February 1, 2002
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                                   SUPPLEMENT
                        TO THE APRIL 30, 2001 PROSPECTUS
                              Updated June 1, 2001
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This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

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ACCESSOR FUNDS, INC.
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This supplement provides notice of a proposed redemption fee to be implemented by the Accessor Growth Fund, Accessor Value Fund, Accessor Small to Mid Cap Fund, Accessor International Equity Fund and the Accessor High Yield Fund effective May 1, 2002.

Market timing and short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Therefore, subject to the approval of the Funds' Board of Directors, the Funds intend to impose a redemption fee of 2.00% to be charged upon a redemption or exchange of shares acquired by purchase or exchange within the preceding 90 days by persons deemed to be market timers or excessive traders by a Fund or Accessor Capital. Any redemption fee charged will be paid in its entirety to the respective Fund.

The Fund or Accessor Capital will identify market timers and/or excessive traders as those persons who (i) redeem or exchange shares within 90 days of purchase; (ii) exchange their shares out of any of the Accessor Funds listed within 90 days of an earlier exchange request out of the respective Fund; (iii) exchange shares out of any of the Accessor Funds more than four times within a calendar year; or (iv) otherwise seem to follow a market timing pattern that the Funds or Accessor Capital believes may adversely affect a Fund. The redemption fee may not apply to certain accounts as determined in the discretion of the Fund and Accessor Capital, including certain retirement accounts (e.g., 401(k) plans), purchases made pursuant to the dividend reinvestment program and withdrawals made pursuant to the systematic withdrawal program.

The implementation of a redemption fee will not require shareholder approval. More detailed information about the redemption fee will be described in the prospectus after May 1, 2002.